As Filed with the Securities and Exchange Commission on October 28, 2002
                                   Registration Nos. 333-30180, 811-5626
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C.  20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
     Pre-Effective Amendment No.                                    [ ]
     Post-Effective Amendment No.  9                                [X]
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
     Amendment No. 181                                              [X]

                        (Check appropriate box or boxes)

                               SEPARATE ACCOUNT B
                           (Exact Name of Registrant)

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               (Name of Depositor)

                               1475 Dunwoody Drive
                      West Chester, Pennsylvania 19380-1478
        (Address of Depositor's Principal Executive Offices) (Zip Code)
        Depositor's Telephone Number, including Area Code (610) 425-3400

        Linda E. Senker, Esq.                       Kimberly J. Smith
        ING                                         ING
        1475 Dunwoody Drive                         1475 Dunwoody Drive
        West Chester, PA 19380-1478                 West Chester, PA 19380-1478
        (610) 425-4139                              (610) 425-3427
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:
As soon as practical after the effective date of the Registration Statement

It is proposed that this filing will become effective (check appropriate box):
          [ ]  immediately upon filing pursuant to paragraph (b) of Rule 485
          [ ]  on (date) pursuant to paragraph (b) of Rule 485
          [X]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
          [ ]  on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
          [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:
     Deferred Combination Variable and Fixed Annuity Contracts

----------------------------------------------------------------------------

                                 PARTS A AND B

The Prospectus, dated May 1, 2002, and the Statement of Additional Information dated May 1, 2002 and a Supplement to the Prospectus dated July 31, 2002 are incorporated into Parts A and B, respectively, of this Post-Effective Amendment No. 9 by reference to Post-Effective Amendment No. 5 and 6 to the Registration Statement on Form N-4 (File No. 333-30180), as filed on
April 29, 2002 and July 31, 2002, repectively.

One supplement dated December [ ], 2002 to the Prospectus is included in Part A of this Post-Effective Amendment No. 9.

ING (lion logo)

GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B OF GOLDEN AMERICAN LIFE INSURANCE COMPANY

                              PROSPECTUS SUPPLEMENT
                             DATED DECEMBER __, 2002
                          SUPPLEMENT TO THE PROSPECTUS
                              DATED MAY 1, 2002 FOR

            DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY CONTRACTS
                ISSUED BY GOLDEN AMERICAN LIFE INSURANCE COMPANY
                       "GOLDENSELECT LANDMARK PROSPECTUS"

                          -----------------------------


The following information supplements the "Optional Riders" section of the prospectus with regard to the benefit under the Minimum Guaranteed Income Benefit ("MGIB") Rider and the charges under all three optional benefit riders. These provisions apply only to a new category of contract owners, Yr-2003 contract owners. Yr-2003 contract owners are those who purchased contracts on or after January 15, 2003, and whose contracts contain the new living benefit rider provisions described in this supplement.

OPTIONAL RIDER CHARGES

The section, "Optional Rider Charges" under "Charges and Fees" in the prospectus is hereby amended to provide that the quarterly charge for the Minimum Guaranteed Accumulation Benefit Rider ("MGAB") and the Minimum Guaranteed Withdrawal Benefit Rider ("MGWB") and for the MGIB Rider in states where the Yr-2003 benefit rider is not available, is 0.1625% of the MGAB is 0.1625% of the MGAB Charge Base or original MGWB Eligible Payment Amount, as applicable (0.65% annually).. The quarterly charge for the MGIB Rider for Yr-2003 contracts is 0.1875% of the MGIB Charge Base (0.75% annually).

MGIB CHARGE BASE: The MGIB Charge Base is the greater of the MGIB Rollup Base and the MGIB Ratchet Base.

(i) The MGIB Rollup Base is equal to the lesser of the Maximum MGIB Base and the sum of (a), (b) and (c) where:

     (a)  is the MGIB Rollup Base for Covered Funds;

     (b)  is the MGIB Rollup Base for Special Funds;

     (c)  is the MGIB Rollup Base for Excluded Funds; and

(ii) The MGIB Ratchet Base is equal to the sum of (a) and (b) where:

     (a)  is the MGIB Ratchet Base for Covered and Special Funds; and

     (b)  is the MGIB Ratchet Base for Excluded Funds.

CALCULATION OF MINIMUM GUARANTEED INCOME BENEFIT

The section, "Minimum Guaranteed Income Benefit (MGIB) Rider" under "Optional Riders" in the prospectus is hereby amended as follows for Yr-2003 contract owners. Other than as noted below, the provisions of the prospectus remain unchanged and continue to apply.

MGIB BENEFIT BASE: The MGIB Benefit Base is equal to the greater of the MGIB Rollup Benefit Base and the MGIB Ratchet Benefit Base.

(i) The MGIB Rollup Benefit Base is equal to the lesser of the Maximum MGIB Base and the sum of (a), (b) and (c) where:

     (a)  is the MGIB Rollup Base for Covered Funds;

     (b)  is the MGIB Rollup Base for Special Funds;

     (c)  is the contract value allocated to Excluded Funds; and

(ii) The MGIB Ratchet Benefit Base is equal to the sum of (a) and (b) where:

     (a)  is the MGIB Ratchet Base for Covered and Special Funds; and

     (b)  is the contract value allocated to Excluded Funds.

The MGIB ROLLUP BASE is calculated as described in the prospectus for the MGIB Base except that the MAXIMUM MGIB BASE equals 300% of eligible premiums adjusted pro rata for withdrawals, and the words, "MGIB Rollup Base", replace the words, or "MGIB Base".

The MGIB RATCHET BASE FOR COVERED FUNDS AND SPECIAL FUNDS equals:

     o on the rider date, eligible premiums, or the contract value, if applicable, allocated to Covered Funds and Special Funds;

     o on each "quarterly anniversary date" prior to attainment of age 90, the MGIB Ratchet Base for Covered Funds and Special Funds is set equal to the greater of :

          (1) the current contract value allocated to Covered Funds and Special Funds (after any deductions occurring on that date); and

          (2) the MGIB Ratchet Base for Covered Funds and Special Funds from the most recent prior quarterly anniversary date, adjusted for any new eligible premiums and withdrawals attributable to Covered Funds or Special Funds, and transfers.

     o at other times, the MGIB Ratchet Base for Covered Funds and Special Funds is the MGIB Ratchet Base from the prior quarterly anniversary date, adjusted for subsequent eligible premiums and withdrawals attributable to Covered Funds or Special Funds, and transfers.

The MGIB RATCHET BASE FOR EXCLUDED FUNDS is calculated the same as for Covered Funds and Special Funds, but for premiums, allocations, withdrawals or transfers attributable to Excluded Funds.

EFFECT OF TRANSFERS ON MGIB RATCHET BASE:

Net transfers from Covered or Special Funds to Excluded Funds will reduce the MGIB Ratchet Base allocated to Covered and Special Funds on a pro-rata basis. The resulting increase in the MGIB Ratchet Base allocated to Excluded Funds will equal the reduction in the MGIB Ratchet Base allocated to Covered and Special Funds.

Net transfers from Excluded Funds to Covered or Special Funds will reduce the MGIB Ratchet Base allocated to Excluded Funds on a pro-rata basis. The resulting increase in the MGIB Ratchet Base allocated to Covered and Special Funds will equal the lesser of the net contract value transferred and the change in the MGIB Ratchet Base allocated to Excluded Funds.

A "quarterly anniversary date" is the date three months from the contract date that falls on the same date in the month as the contract date. For example, if the contract date is February 12, the quarterly anniversary date is May 12. If there is no corresponding date in the month, the quarterly anniversary date will be the last date of such month. If the quarterly anniversary date falls on a weekend or holiday, we will use the value as of the subsequent business day.

MGIB INCOME OPTIONS

A new option is available, once during the life of the Contract, to elect to apply up to 50% of the MGIB Benefit Base to one of the MGIB Income Options available under the Rider. This option may only be exercised on a contract anniversary at or after the end of the waiting period. The portion of the MGIB Benefit Base so applied will be used to determine the MGIB annuity income, as is otherwise described in the prospectus. The Contract Value will be reduced on a pro rata basis. Any subsequent exercise of your right to receive payments under the MGIB rider must be for 100% of the remaining value. The amount applied to the partial annuitization will be treated as a withdrawal for purposes of adjusting contract and rider values.

The following are the MGIB Income Options available under the MGIB Rider:

     (a) Income for Life (Single Life or Joint with 100% Survivor) and 10-20 year certain;

     (b)  Income for a 20-30 year period certain;

     (c) Any other income plan offered by the Company in conjunction with the MGIB rider on the MGIB Benefit Date.
You may elect to have payments under MGIB Income Options (a) and (b) increase annually at 1%, 2% or 3%.

The following table replaces the expense table in the Profile to the Prospectus, and reflects the new highest optional rider charge, assumed to be 1.14%, where the rider base is equal to the initial premium and increases by 7% each year.

                                                                                                      EXAMPLES:
                                                                                                      ---------
                               TOTAL ANNUAL                        TOTAL ANNUAL              TOTAL CHARGES AT THE END OF:
                             INSURANCE CHARGES                        CHARGES                1 YEAR               10 YEARS
                            -------------------                 -------------------     -----------------     ---------------
                             WITH      W/O       TOTAL ANNUAL    WITH         W/O      WITH       W/O        WITH     W/O
                              THE      ANY        INVESTMENT     THE         ANY       THE        ANY        THE      ANY
                             RIDER    RIDER       PORTFOLIO     RIDER       RIDER      RIDER      RIDER      RIDER    RIDER
INVESTMENT PORTFOLIO        CHARGES   CHARGE       CHARGES     CHARGES     CHARGE      CHARGES    CHARGE     CHARGES  CHARGE
----------------------------------------------------------------------------------------------------------------------------
THE GCG TRUST
All Cap                      3.58%     2.14%       1.01%       4.59%      3.15%       $106                $469
Capital Growth               3.58%     2.14%       1.02%       4.60%      3.16%       $106                $469
Capital Guardian Small Cap   3.58%     2.14%       0.95%       4.53%      3.09%       $105                $464
Core Bond                    3.58%     2.14%       1.01%       4.59%      3.15%       $106                $469
Developing World             3.58%     2.14%       1.76%       5.34%      3.90%       $113                $525
Diversified Mid-Cap          3.58%     2.14%       1.01%       4.59%      3.15%       $106                $469
Equity Growth Series         3.58%     2.14%       1.01%       4.59%      3.15%       $106                $469
Equity Income                3.58%     2.14%       0.95%       4.53%      3.09%       $105                $464
Equity Opportunity           3.58%     2.14%       0.95%       4.53%      3.09%       $105                $464
Focus Value Series           3.58%     2.14%       1.06%       4.64%      3.20%       $106                $472
Fully Managed                3.58%     2.14%       0.95%       4.53%      3.09%       $105                $464
Fundamental Growth Series    3.58%     2.14%       1.06%       4.64%      3.20%       $106                $472
Global Franchise Series      3.58%     2.14%       1.26%       4.84%      3.40%       $108                $488
Growth                       3.58%     2.14%       1.02%       4.60%      3.16%       $106                $469
Hard Assets                  3.58%     2.14%       0.95%       4.53%      3.09%       $105                $464
International Enhanced       3.58%     2.14%       1.26%       4.84%      3.40%       $108                $488
EAFE Series
International Equity         3.58%     2.14%       1.26%       4.84%      3.40%       $108                $488
Internet Tollkeeper          3.58%     2.14%       1.86%       5.44%      4.00%       $114                $532
Investors                    3.58%     2.14%       1.01%       4.59%      3.15%       $106                $469
J.P. Morgan Fleming Small    3.58%     2.14%       1.16%       4.74%      3.30%       $107                $480
Cap Equity Series
Janus Growth and Income      3.58%     2.14%       1.11%       4.69%      3.25%       $107                $476
Large Cap Value              3.58%     2.14%       1.01%       4.59%      3.15%       $106                $469
Limited Maturity Bond        3.19%     2.14%       0.54%       3.73%      2.68%       $98                 $394
Liquid Asset                 3.19%     2.14%       0.54%       3.73%      2.68%       $98                 $394
Managed Global               3.58%     2.14%       1.26%       4.84%      3.40%       $108                $488
Mid-Cap Growth               3.58%     2.14%       0.89%       4.47%      3.03%       $105                $459
Real Estate                  3.58%     2.14%       0.95%       4.53%      3.09%       $105                $464
Research                     3.58%     2.14%       0.89%       4.47%      3.03%       $105                $459
Special Situations           3.58%     2.14%       1.11%       4.69%      3.25%       $107                $476
Strategic Equity             3.58%     2.14%       0.95%       4.53%      3.09%       $105                $464
Total Return                 3.58%     2.14%       0.89%       4.47%      3.03%       $105                $459
Value Equity                 3.58%     2.14%       0.95%       4.53%      3.09%       $105                $464
Van Kampen Growth and        3.58%     2.14%       0.95%       4.53%      3.09%       $105                $464
Income
AIM V.I. Dent Demographic    3.58%     2.14%       1.45%       5.03%      3.59%       $110                $502
Trends Fund
Fidelity VIP                 3.58%     2.14%       0.84%       4.42%      2.98%       $104                $455
Equity-Income Portfolio
-S2

Fidelity VIP Growth          3.58%     2.14%       0.93%       4.51%      3.07%       $105                $462
Portfolio -S2
ING VP Worldwide Growth      3.58%     2.14%       1.23%       4.81%      3.37%       $108                $486
ING VP Bond Portfolio -S     3.58%     2.14%       0.75%       4.33%      2.89%       $103                $448
ING VP Growth                3.58%     2.14%       1.10%       4.68%      3.24%       $107                $476
Opportunities (S)
ING VP MagnaCap  (S)         3.58%     2.14%       1.10%       4.68%      3.24%       $107                $476
ING VP SmallCap              3.58%     2.14%       1.10%       4.68%      3.24%       $107                $476
Opportunities (S)
INVESCO VIF- Financial       3.58%     2.14%       1.07%       4.65%      3.21%       $107                $473
Services Fund
INVESCO VIF- Health          3.58%     2.14%       1.06%       4.64%      3.20%       $106                $472
Sciences Fund
INVESCO VIF- Leisure Fund    3.58%     2.14%       1.39%       4.97%      3.53%       $110                $498
INVESCO VIF- Utilities       3.58%     2.14%       1.37%       4.95%      3.51%       $110                $496
Fund
PIMCO High Yield             3.58%     2.14%       0.75%       4.33%      2.89%       $103                $448
PIMCO StocksPLUS Growth      3.58%     2.14%       0.65%       4.23%      2.79%       $102                $440
and Income
Pioneer Fund VCT Portfolio   3.58%     2.14%       1.04%       4.62%      3.18%       $106                $471
Pioneer Mid-Cap Value VCT    3.58%     2.14%       1.11%       4.69%      3.25%       $107                $476
Portfolio
ProFund VP Bull              3.58%     2.14%       1.98%       5.56%      4.12%       $115                $541
ProFund VP Europe 30         3.58%     2.14%       1.89%       5.47%      4.03%       $115                $534
ProFund VP Small-Cap         3.58%     2.14%       2.25%       5.83%      4.39%       $118                $559
Jennison                     3.58%     2.14%       1.04%       4.62%      3.18%       $106                $471
SP Jennison International    3.58%     2.14%       2.26%       5.84%      4.40%       $118                $560
Growth

ING GET                      4.08%     2.64%       1.00%       5.08%      3.64%       $111        $ 97     N/A      N/A

EXAMPLES

The following two examples are designed to show you the expenses you would pay on a $1,000 investment, that earns 5% annually. These examples replace Examples 1 and 2 currently in your prospectus. Examples 3 and 4 are unchanged. Each example assumes election of the Max 7 Enhanced Death Benefit. The examples reflect the deduction of a mortality and expense risk charge, an asset-based administrative charge, and the annual contract administrative charge as an annual charge of 0.04% of assets (based on an average contract value of $85,000). Expenses for the GET Fund, if available, also reflect the asset-based GET Fund guarantee charge of 0.50% of assets in the GET Fund. Because a GET Fund series has a five year period to maturity, no GET Fund expenses are shown in the 10 year expense column for the GET Fund. These examples also assume you elected the earnings multiplier benefit rider with a charge of 0.30% of the contract value annually and that you elected an optional benefit rider with the highest cost, an assumed charge of 0.75% annually, where the rider base is equal to the initial premium and increases by 7% annually, and the rider charge is assessed each quarter on a base equal to the hypothetical $1,000 premium increasing at 7% per year. The assumed annual rider charge of 1.14% results from the assumption of a 7% annual increase in the rider base but only a 5% earnings increase in the contract value before expenses. Thus, 1.14% represents an annual charge over the 10-year period which is equivalent to a charge of 0.1875% of rider base per quarter over the same period. For Yr-2003 contract owners, the assumed annual rider charge is 0.75% for allocations to the Liquid Asset Portfolio or Limited Maturity Bond Portfolio. Each example also assumes that any applicable expense reimbursement of underlying portfolio expenses will continue for the periods shown. If another death benefit is elected instead of the Max 7 Enhanced Death Benefit used in the examples, the actual expenses will be less than those represented in the examples. Note that surrender charges may apply if you choose to annuitize your Contract. Thus, in the event you annuitize your Contract under circumstances which require a surrender charge, you should refer to Examples 1 and 3 which assume applicable surrender charges.

Example 1:

If you surrender your Contract at the end of the applicable time period and elected both the earnings multiplier benefit rider and another optional benefit rider with the highest charge, you would pay the following expenses for each $1,000 invested:

                                                         1 YEAR           3 YEARS           5 YEARS          10 YEARS
      THE GCG TRUST
      All Cap                                             $106              $179             $232              $469
      Capital Growth                                      $106              $179             $232              $469
      Capital Guardian Small Cap                          $105              $177             $229              $464
      Core Bond                                           $106              $179             $232              $469
      Developing World                                    $113              $199             $265              $525
      Diversified Mid-Cap                                 $106              $179             $232              $469
      Equity Growth Series                                $106              $179             $232              $469
      Equity Income                                       $105              $177             $229              $464
      Equity Opportunity                                  $105              $177             $229              $464
      Focus Value Series                                  $106              $180             $234              $472
      Fully Managed                                       $105              $177             $229              $464
      Fundamental Growth Series                           $106              $180             $234              $472
      Global Franchise Series                             $108              $186             $243              $488
      Growth                                              $106              $179             $232              $469
      Hard Assets                                         $105              $177             $229              $464
      International Enhanced EAFE Series                  $108              $186             $243              $488
      International Equity                                $108              $186             $243              $488
      Internet Tollkeeper                                 $114              $202             $269              $532
      Investors                                           $106              $179             $232              $469
      J.P. Morgan Fleming Small Cap Equity Series         $107              $183             $239              $480
      Janus Growth and Income                             $107              $181             $236              $476
      Large Cap Value                                     $106              $179             $232              $469
      Limited Maturity Bond                                $98              $154             $192              $394
      Liquid Asset                                         $98              $154             $192              $394
      Managed Global                                      $108              $186             $243              $488
      Mid-Cap Growth                                      $105              $175             $226              $459
      Real Estate                                         $105              $177             $229              $464
      Research                                            $105              $175             $226              $459
      Special Situations                                  $107              $181             $236              $476
      Strategic Equity                                    $105              $177             $229              $464
      Total Return                                        $105              $175             $226              $459
      Value Equity                                        $105              $177             $229              $464
      Van Kampen Growth and Income                        $105              $177             $229              $464

      AIM VARIABLE INSURANCE FUNDS

      AIM V.I. Dent Demographic Trends Fund               $110              $191             $251              $502

      FIDELITY VARIABLE INSURANCE PRODUCTS FUND

      Fidelity VIP Equity-Income Portfolio -S2            $104              $174             $224              $455
      Fidelity VIP Growth Portfolio -S2                   $105              $176             $228              $462

      ING VARIABLE INSURANCE TRUST

      ING VP Worldwide Growth                             $108              $185             $242              $486

      ING VP BOND PORTFOLIO

      ING VP Bond Portfolio -S                            $103              $171             $220              $448

      ING VARIABLE PRODUCTS TRUST

      ING VP Growth Opportunities (S)                     $107              $181             $236              $476
      ING VP MagnaCap  (S)                                $107              $181             $236              $476
      ING VP SmallCap Opportunities (S)                   $107              $181             $236              $476

      INVESCO VARIABLE INVESTMENT FUNDS, INC.

      INVESCO VIF- Financial Services Fund                $107              $180             $235              $473
      INVESCO VIF- Health Sciences Fund                   $106              $180             $234              $472
      INVESCO VIF- Leisure Fund                           $110              $189             $249              $498
      INVESCO VIF- Utilities Fund                         $110              $189             $248              $496

      THE PIMCO VARIABLE INSURANCE TRUST

      PIMCO High Yield                                    $103              $171             $220              $448
      PIMCO StocksPLUS Growth and Income                  $102              $168             $216              $440

      PIONEER VARIABLE CONTRACTS TRUST

      Pioneer Fund VCT Portfolio                          $106              $179             $233              $471
      Pioneer Mid-Cap Value VCT Portfolio                 $107              $181             $236              $476

      PROFUNDS

      ProFund VP Bull                                     $115              $205             $274              $541
      ProFund VP Europe 30                                $115              $203             $270              $534
      ProFund VP Small-Cap                                $118              $213             $286              $559

      THE PRUDENTIAL SERIES FUND, INC.

      Jennison                                            $106              $179             $233              $471
      SP Jennison International Growth                    $118              $213             $286              $560

      ING GET FUND

      ING GET                                             $111              $192             $253              $506

Example 2:

If you do not surrender your Contract at the end of the applicable time period and elected both the earnings multiplier benefit rider and another optional benefit rider with the highest charge, you would pay the following expenses for each $1,000 invested:

                                                         1 YEAR           3 YEARS           5 YEARS          10 YEARS

      THE GCG TRUST
      All Cap                                              $46              $139             $232              $469
      Capital Growth                                       $46              $139             $232              $469
      Capital Guardian Small Cap                           $45              $137             $229              $464
      Core Bond                                            $46              $139             $232              $469
      Developing World                                     $53              $159             $265              $525
      Diversified Mid-Cap                                  $46              $139             $232              $469
      Equity Growth Series                                 $46              $139             $232              $469
      Equity Income                                        $45              $137             $229              $464
      Equity Opportunity                                   $45              $137             $229              $464
      Focus Value Series                                   $46              $140             $234              $472
      Fully Managed                                        $45              $137             $229              $464
      Fundamental Growth Series                            $46              $140             $234              $472
      Global Franchise Series                              $48              $146             $243              $488
      Growth                                               $46              $139             $232              $469
      Hard Assets                                          $45              $137             $229              $464
      International Enhanced EAFE Series                   $48              $146             $243              $488
      International Equity                                 $48              $146             $243              $488
      Internet Tollkeeper                                  $54              $162             $269              $532
      Investors                                            $46              $139             $232              $469
      J.P. Morgan Fleming Small Cap Equity Series          $47              $143             $239              $480
      Janus Growth and Income                              $47              $141             $236              $476
      Large Cap Value                                      $46              $139             $232              $469
      Limited Maturity Bond                                $38              $114             $192              $394
      Liquid Asset                                         $38              $114             $192              $394
      Managed Global                                       $48              $146             $243              $488
      Mid-Cap Growth                                       $45              $135             $226              $459
      Real Estate                                          $45              $137             $229              $464
      Research                                             $45              $135             $226              $459
      Special Situations                                   $47              $141             $236              $476
      Strategic Equity                                     $45              $137             $229              $464
      Total Return                                         $45              $135             $226              $459
      Value Equity                                         $45              $137             $229              $464
      Van Kampen Growth and Income                         $45              $137             $229              $464

      AIM VARIABLE INSURANCE FUNDS

      AIM V.I. Dent Demographic Trends Fund                $50              $151             $251              $502

      FIDELITY VARIABLE INSURANCE PRODUCTS FUND

      Fidelity VIP Equity-Income Portfolio -S2             $44              $134             $224              $455
      Fidelity VIP Growth Portfolio -S2                    $45              $136             $228              $462

      ING VARIABLE INSURANCE TRUST

      ING VP Worldwide Growth                              $48              $145             $242              $486

      ING VP BOND PORTFOLIO

      ING VP Bond Portfolio -S                             $43              $131             $220              $448

      ING VARIABLE PRODUCTS TRUST

      ING VP Growth Opportunities (S)                      $47              $141             $236              $476
      ING VP MagnaCap  (S)                                 $47              $141             $236              $476
      ING VP SmallCap Opportunities (S)                    $47              $141             $236              $476

      INVESCO VARIABLE INVESTMENT FUNDS, INC.

      INVESCO VIF- Financial Services Fund                 $47              $140             $235              $473
      INVESCO VIF- Health Sciences Fund                    $46              $140             $234              $472
      INVESCO VIF- Leisure Fund                            $50              $149             $249              $498
      INVESCO VIF- Utilities Fund                          $50              $149             $248              $496

      THE PIMCO VARIABLE INSURANCE TRUST

      PIMCO High Yield                                     $43              $131             $220              $448
      PIMCO StocksPLUS Growth and Income                   $42              $128             $216              $440

      PIONEER VARIABLE CONTRACTS TRUST

      Pioneer Fund VCT Portfolio                           $46              $139             $233              $471
      Pioneer Mid-Cap Value VCT Portfolio                  $47              $141             $236              $476

      PROFUNDS

      ProFund VP Bull                                      $55              $165             $274              $541
      ProFund VP Europe 30                                 $55              $163             $270              $534
      ProFund VP Small-Cap                                 $58              $173             $286              $559

      THE PRUDENTIAL SERIES FUND, INC.

      Jennison                                             $46              $139             $233              $471
      SP Jennison International Growth                     $58              $173             $286              $560

      ING GET FUND

      ING GET                                              $51              $152             $253              $506

ING (lion logo)

GOLDEN AMERICAN LIFE INSURANCE COMPANY
Golden American Life Insurance Company is a stock company domiciled in Delaware.

                      PART C -- OTHER INFORMATION

ITEM 24: FINANCIAL STATEMENTS

(a) (1) All relevant financial statements are incorporated by reference into Part B of this registration statement.
     (2) Schedules I, III and IV follow. All other schedules to the consolidated financial statements required by Article 7 of Regulation S-X are omitted because they are not applicable or because the information is included elsewhere in the consolidated financial statements or notes thereto.
     (3)  FAS No. 142 - Transitional Disclosures

                                                             SCHEDULE I
                                                       SUMMARY OF INVESTMENTS
                                              OTHER THAN INVESTMENTS IN RELATED PARTIES
                                                       (DOLLARS IN THOUSANDS)



                                                                                                                      BALANCE
                                                                                                                        SHEET
   DECEMBER 31, 2001                                                                    COST(1)          VALUE         AMOUNT
--------------------------------------------------------------------------------------------------------------------------------
   TYPE OF INVESTMENT
   Fixed maturities, available for sale:
    Bonds:
      United States government and governmental agencies and authorities....           $132,081        $129,125        $129,125
      Public utilities......................................................             39,775          38,746          38,746
      Foreign government....................................................            143,574         146,687         146,687
      Corporate securities..................................................          1,111,798       1,116,788       1,116,788
      Other asset-backed securities.........................................            388,250         393,836         393,836
      Mortgage-backed securities............................................            167,049         169,731         169,731
                                                                                  ----------------------------------------------
      Total fixed maturities, available for sale............................          1,982,527       1,994,913       1,994,913

   Equity securities:
      Common stocks: industrial, miscellaneous, and all other...............                 74              55              55

   Mortgage loans on real estate............................................            213,883                         213,883
   Policy loans.............................................................             14,847                          14,847
   Short-term investments...................................................             10,021                          10,021
                                                                                  ---------------                 --------------
   Total investments........................................................         $2,221,352                      $2,233,719
                                                                                  ===============                 ==============

Note 1: Cost is defined as original cost for common stocks, amortized cost for bonds and short-term investments, and unpaid principal for policy loans and mortgage loans on real estate, adjusted for amortization of premiums and accrual of discounts.





                                                            SCHEDULE III
                                                 SUPPLEMENTARY INSURANCE INFORMATION
                                                       (DOLLARS IN THOUSANDS)


COLUMN A         COLUMN B       COLUMN C   COLUMN D   COLUMN E    COLUMN F   COLUMN G  COLUMN H      COLUMN I    COLUMN J  COLUMN K
------------------------------------------------------------------------------------------------------------------------------------
                                 FUTURE
                                 POLICY                                                            AMORTIZA-
                               BENEFITS,                 OTHER                          BENEFITS     TION OF
                                 LOSSES,                POLICY                            CLAIMS,   DEFERRED
                 DEFERRED        CLAIMS                 CLAIMS   INSURANCE                LOSSES      POLICY
                   POLICY           AND    UNEARNED        AND    PREMIUMS        NET        AND       ACQUI-      OTHER
              ACQUISITION          LOSS     REVENUE   BENEFITS         AND INVESTMENT SETTLEMENT       SITION   OPERATING  PREMIUMS
SEGMENT             COSTS      EXPENSES     RESERVE    PAYABLE     CHARGES     INCOME   EXPENSES        COSTS   EXPENSES*   WRITTEN
------------------------------------------------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001:

Life insurance   $709,042    $2,178,189      $6,241       $836    $163,805    $94,396   $209,082      $45,229   $232,659         --

YEAR ENDED DECEMBER 31, 2000:

Life insurance   $635,147    $1,062,891      $6,817        $82    $144,877    $64,140   $200,031      $55,154   $143,764         --

YEAR ENDED DECEMBER 31, 1999:

Life insurance   $528,957    $1,033,701      $6,300         $8     $82,935    $59,169   $182,221      $33,119   $(83,370)        --



* This includes policy acquisition costs deferred for first year commissions and interest bonuses, premium credit, and other expenses related to the production of new business. The costs related to first year interest bonuses and the premium credit are included in benefits claims, losses, and settlement expenses.





                                                             SCHEDULE IV
                                                             REINSURANCE


Column A                                             COLUMN B        COLUMN C         COLUMN D        COLUMN E        COLUMN F
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    PERCENTAGE
                                                                     CEDED TO          ASSUMED                       OF AMOUNT
                                                        GROSS           OTHER       FROM OTHER             NET         ASSUMED
                                                       AMOUNT       COMPANIES        COMPANIES          AMOUNT          TO NET
--------------------------------------------------------------------------------------------------------------------------------
AT DECEMBER 31, 2001:
    Life insurance in force.................     $169,252,000     $94,783,000              --      $74,469,000              --
                                                ================================================================================

AT DECEMBER 31, 2000:
    Life insurance in force.................     $196,334,000    $105,334,000              --      $91,000,000              --
                                                ================================================================================

AT DECEMBER 31, 1999:
    Life insurance in force.................     $225,000,000    $119,575,000              --     $105,425,000              --
                                                ================================================================================




                     FAS No. 142 - TRANSITIONAL DISCLOSURES


Had the Companies been accounting for goodwill under SFAS No. 142 for all periods presented, the Companies' net income would have been as follows:


                                                    For The Twelve       For The Twelve      For The Twelve
                                                     Months Ended         Months Ended        Months Ended
                                                   December 31, 2001   December 31, 2000    December 31, 1999
                                                    (in thousands)       (in thousands)      (in thousands)


   Reported net income after tax                        $(3,954)            $19,180              $11,214

   Add back goodwill amortization, net of tax             3,778               3,778                3,778
                                                  -------------------- ------------------- --------------------

   Adjusted net income after tax                        $  (176)            $22,958              $14,992
   ---------------------------------------------- -------------------- ------------------- --------------------


EXHIBITS

(b)  1    Resolution of the Board of Directors of Depositor authorizing the establishment of the Registrant (1)

     2    Not Applicable

     3 (a) Distribution Agreement between the Depositor and
           Directed Services, Inc. (1)
       (b) Form of Dealers Agreement (1)
       (c) Organizational Agreement (1)
       (d) Form of Assignment Agreement for Organizational Agreement (1)

     4 (a) Deferred Combination Variable and Fixed Annuity
            Group Master Contract (4)
       (b) Flexible Premium Individual Deferred Combination
            Variable and Fixed Annuity Contract (4)
       (c) Flexible Premium Deferred Combination Variable and
            Fixed Annuity Certificate (4)
       (d) Flexible Premium Individual Deferred Variable Annuity
           Contract (4)
       (e) Individual Retirement Annuity Rider Page (1)
       (f) ROTH Individual Retirement Annuity Rider (1)
       (g) Minimum Guaranteed Accumulation Benefit Rider (REV) (5)
       (h) Minimum Guaranteed Income Benefit Rider (REV)
       (i) Minimum Guaranteed Withdrawal Benefit Rider (REV) (5)
       (j) Death Benefit Endorsement No.1 (REV)(7% Solution Enhanced) (5)
       (k) Death Benefit Endorsement No.2 (REV)(Ratchet Enhanced) (5)
       (l) Death Benefit Endorsement No.3 (REV)(Standard) (5)
       (m) Death Benefit Endorsement No.4 (REV)(Max 7 Enhanced) (5)
       (n) Death Benefit Endorsement No.5 (Base Death Benefit) (5)
       (o) Earnings Enhancement Death Benefit Rider (5)

     5 (a) Individual Deferred Combination Variable and Fixed
            Annuity Application (4)
       (b) Group Deferred Combination Variable and Fixed Annuity
            Enrollment Form (4)
       (c) Individual Deferred Variable Annuity Application (4)

     6 (a) Certificate of Amendment of the Restated Articles of
            Incorporation of Golden American, dated (03/01/95) (1)
       (b) By-Laws of Golden American, dated (01/07/94) (1)
       (c) Resolution of the board of directors for Powers of Attorney, dated (04/23/99) (1)

     7     Not applicable

     8 (a) Administrative Services Agreement between Golden American and Equitable of Iowa companies (1)
       (b) Service Agreement between Golden American and Directed Services, Inc. (1)
       (c) Asset Management Agreement between Golden American and
            ING Investment Management LLC (1)
       (d) Reciprocal Loan Agreement between Golden American and
            ING America Insurance Holdings, Inc. (1)
       (e) Revolving Note Payable between Golden American and
            SunTrust Bank (1)
       (f) Surplus Note, dated 12/17/96, between Golden American and Equitable of Iowa Companies (2)
       (g) Surplus Note, dated 12/30/98, between Golden American
            and Equitable Life Insurance Company of Iowa (2)
       (h) Surplus Note, dated 09/30/99, between Golden American
            and ING AIH (2)
       (i) Surplus Note, dated 12/08/99, between Golden American
            and First Columbine Life Insurance Company (1)
       (j) Surplus Note, dated, 12/30/99, between Golden American and Equitable Life Insurance Company of Iowa (1)
       (k) Reinsurance Agreement, dated 06/30/00, between Golden
            American and Equitable Life Insurance Company of Iowa (3)
       (l) Renewal of Revolving Note Payable between Golden American and SunTrust Bank as of July 31, 2000 and expiring
             July 31, 2001 (3)
       (m) Participation Agreement between Golden American and PIMCO Variable Insurance Trust (4)
       (n) Participation Agreement between Golden American and
            Prudential Series Fund, Inc. (4)
       (o) Participation Agreement between Golden American and
            ING Variable Insurance Trust (4)
       (p) Amendment to the Participation Agreement between Golden American and Prudential Series Fund, Inc. (4)
       (q) Reinsurance Agreement, effective 01/01/00, between Golden American and Security Life of Denver International Limited (5)
       (r) Letter of Credit between Security Life of Denver International Limited and The Bank of New York for the benefit of Golden
             American (5)
       (s) Form of Participation Agreement between Golden American and ProFunds (5)
       (t) Amendment to the Reinsurance Agreement, amended 09/28/01, between Golden American and Security Life of Denver
             International Limited (6)
       (u) Renewal of Revolving Note Payable between Golden American and SunTrust Bank as of April 30, 2001 and expiring
             May 31, 2002 (6)
       (v) Participation Agreement between Golden American and
            ING Variable Products Trust (7)
       (w) Participation Agreement between Golden American and
            Pioneer Variable Contracts Trust (7)
       (x) Participation Agreement between Golden American and
            Fidelity Distributors Corporation (7)
       (y) Participation Agreement between Golden American and
            ING Variable Insurance Trust (7)
       (z) Participation Agreement between Golden American and
            AIM Variable Insurance Funds, Inc. (7)
      (aa) Participation Agreement between Golden American and
            INVESCO Variable Investment Funds, Inc. (7)
      (ab) Participation Agreement between Golden American and
            The Prudential Series Fund, Inc. (7)

    (9) Opinion and Consent of Kimberly J. Smith - To be filed by Amendment.

   (10)(a) Consent of Ernst & Young LLP, Independent
            Auditors - To be filed by Amendment
       (b) Consent of Kimberly J. Smith, incorporated in Item 9 of this Part C, together with the Opinion of Kimberly J. Smith.

   (11)    Not applicable

   (12)    Not applicable

   (13)    Schedule of Performance Data (5)

   (14)    Not applicable

   (15)(a) Powers of Attorney (7)
       (b) Power of Attorney of Keith Gubbay (8)

   (16)    Subsidiaries of ING Groep N.V. (7)

          -----------------------------------

(1) Incorporated herein by reference to the initial filing of a Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on February 11, 2000 (File Nos. 333-30180, 811-5626).

(2) Incorporated herein by reference to Pre-Effective Amendment No. 2 to a Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on May 10, 2000
     (File Nos. 333-30180, 811-5626).

(3) Incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on September 13, 2000
     (File Nos. 333-30180, 811-5626).

(4) Incorporated herein by reference to Post-Effective Amendment No. 2 to a Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on February 26, 2001
     (File Nos. 333-30180, 811-5626).

(5) Incorporated herein by reference to Post-Effective Amendment No. 3 to a Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on or about April 23, 2001
     (File Nos. 333-30180, 811-5626).

(6) Incorporated herein by reference to Post-Effective Amendment No. 4 to a Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on or about October 26, 2001 (File Nos. 333-30180, 811-5626).

(7) Incorporated herein by reference to Post-Effective Amendment No. 32 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B (File Nos. 033-23351, 811-5626).

(8) Incorporated herein by reference to Post-Effective Amendment No. 6 to a Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on or about July 31, 2002 (File Nos. 333-30180, 811-5626).

ITEM 25:  DIRECTORS AND OFFICERS OF THE DEPOSITOR

                           Principal                  Position(s)
Name                    Business Address              with Depositor
----                    ----------------              --------------

Keith Gubbay           ING Insurance Operations      Director and President
                       5780 Powers Ferry Road
                       Atlanta, GA  30327-4390

Chris D. Schreier      ReliaStar Financial Corp.     Chief Financial Officer,
                       20 Washington Avenue South    Director and Senior Vice
                       Minneapolis, MN  55402        President

Thomas J. McInerney    ING Financial Services        Director
                       151 Farmington Avenue
                       Hartford, CT  06156

Mark A. Tullis         ING Insurance Operations      Director
                       5780 Powers Ferry Road
                       Atlanta, GA  30327-4390

P. Randall Lowery      ING Insurance Operations      Director
                       5780 Powers Ferry Road
                       Atlanta, GA  30327-4390

Kimberly J. Smith      Golden American Life Ins. Co. Executive Vice President,
                       1475 Dunwoody Drive           General Counsel and
                       West Chester, PA  19380       Assistant Secretary

James R. McInnis       Golden American Life Ins. Co. Executive Vice President
                       1475 Dunwoody Drive           and Chief Marketing
                       West Chester, PA  19380       Officer

Stephen J. Preston     Golden American Life Ins. Co. Executive Vice President
                       1475 Dunwoody Drive           and Chief Actuary
                       West Chester, PA  19380

Steven G. Mandel       Golden American Life Ins. Co. Senior Vice President and
                       1475 Dunwoody Drive           Chief Information Officer
                       West Chester, PA  19380

Antonio M. Muniz       Golden American Life Ins. Co. Senior Vice President,
                       1475 Dunwoody Drive           Actuary
                       West Chester, PA  19380

David L. Jacobson      Golden American Life Ins. Co. Senior Vice President and
                       1475 Dunwoody Drive           Assistant Secretary
                       West Chester, PA  19380

William L. Lowe        Equitable of Iowa Companies   Senior Vice President,
                       909 Locust Street             Sales & Marketing
                       Des Moines, IA  50309

Robert W. Crispin      ING Investment Management Inc. Senior Vice President
                       5780 Powers Ferry Road        Investment
                       Atlanta, GA  30327-4390

Boyd G. Combs          ING Insurance Operations      Senior Vice President
                       5780 Powers Ferry Road        Taxation
                       Atlanta, GA  30327-4390

David S. Pendergrass   ING Insurance Operations      Vice President and
                       5780 Powers Ferry Road        Treasurer
                       Atlanta, GA  30327-4390

Paula Cludray-Engelke  ReliaStar Financial Corp.     Secretary
                       20 Washington Avenue South
                       Minneapolis, MN  55402

ITEM 26: PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Depositor owned 100% of the stock of a New York company, First Golden American Life Insurance Company of New York ("First Golden"). The primary purpose of First Golden was to offer variable products in the state of New York. First Golden was merged into ReliaStar Life Insurance Company of New York, an affiliate of the Depositor on April 1, 2002.

The following persons control or are under common control with the Depositor:

DIRECTED SERVICES, INC. ("DSI") - This corporation is a general business corporation organized under the laws of the State of New York, and is wholly owned by ING Groep, N.V. ("ING"). The primary purpose of DSI is to act as a broker-dealer in securities. It acts as the principal underwriter and distributor of variable insurance products including variable annuities as required by the SEC. The contracts are issued by the Depositor. DSI also has the power to carry on a general financial, securities, distribution, advisory or investment advisory business; to act as a general agent or broker for insurance companies and to render advisory, managerial, research and consulting services for maintaining and improving managerial efficiency and operation. DSI is also registered with the SEC as an investment adviser.

The registrant is a segregated asset account of the Company and is therefore owned and controlled by the Company. All of the Company's outstanding stock is owned and controlled by ING. Various companies and other entities controlled by ING may therefore be considered to be under common control with the registrant or the Company. Such other companies and entities, together with the identity of their controlling persons (where applicable), are set forth on the following organizational chart.

The subsidiaries of ING Groep N.V., as of February 5, 2002, are included in this Registration Statement as Exhibit 16.

ITEM 27:  NUMBER OF CONTRACT OWNERS

As of September 30, 2002, there are 120,476 qualified contract owners and 146,856 non-qualified contract owners in Golden American's Separate Account B.

ITEM 28: INDEMNIFICATION

Golden American shall indemnify (including therein the prepayment of expenses) any person who is or was a director, officer or employee, or who is or was serving at the request of Golden American as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise for expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him with respect to any threatened, pending or completed action, suit or proceedings against him by reason of the fact that he is or was such a director, officer or employee to the extent and in the manner permitted by law.

Golden American may also, to the extent permitted by law, indemnify any other person who is or was serving Golden American in any capacity. The Board of Directors shall have the power and authority to determine who may be indemnified under this paragraph and to what extent (not to exceed the extent provided in the above paragraph) any such person may be indemnified.

Golden American or its parents may purchase and maintain insurance on behalf of any such person or persons to be indemnified under the provision in the above paragraphs, against any such liability to the extent permitted by law.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant, as provided above or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification by the Depositor is against public policy, as expressed in the Securities Act of 1933, and therefore may be unenforceable. In the event that a claim of such indemnification (except insofar as it provides for the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Depositor by such director, officer or controlling person and the SEC is still of the same opinion, the Depositor or Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by the Depositor is against public policy as expressed by the Securities Act of 1933 and will be governed by the final adjudication of such issue.

ITEM 29: PRINCIPAL UNDERWRITER

(a) At present, Directed Services, Inc. ("DSI"), the Registrant's Distributor, also serves as principal underwriter for all contracts issued by Golden American. DSI is the principal underwriter for Separate Account A, Separate Account B, Equitable Life Insurance Company of Iowa Separate Account A, ReliaStar Life Insurance Company of New York Separate Account NY-B, Alger Separate Account A of Golden American and The GCG Trust.

(b) The following information is furnished with respect to the principal officers and directors of Directed Services, Inc., the Registrant's Distributor. The principal business address for each officer and director following is 1475 Dunwoody Drive, West Chester, PA 19380-1478, unless otherwise noted.

Name and Principal             Positions and Offices
Business Address               with Underwriter
--------------------            ---------------------

James R. McInnis               Director and President

Alan G. Hoden                  Director

Stephen J. Preston             Director

David S. Pendergrass           Vice President and Treasurer
ING Insurance Operations
5780 Powers Ferry Road
Atlanta, GA  30327-4390

David L. Jacobson              Senior Vice President

(c)
             2001 Net
Name of      Underwriting   Compensation
Principal    Discounts and      on        Brokerage
Underwriter  Commissions    Redemption    Commissions  Compensation
-----------  ------------   ------------- -----------  ------------
DSI          $229,726,411       $0            $0           $0


ITEM 30: LOCATION OF ACCOUNTS AND RECORDS

Accounts and records are maintained by Golden American Life Insurance Company at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380-1478, ING Americas at 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390 and by Equitable Life Insurance Company of Iowa, an affiliate, at 909 Locust Street, Des Moines, Iowa 50309.

ITEM 31: MANAGEMENT SERVICES

None.

ITEM 32: UNDERTAKINGS

(a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as it is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old so long as payments under the variable annuity contracts may be accepted.

(b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and,

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

REPRESENTATIONS

1. The account meets the definition of a "separate account" under federal securities laws.

2. Golden American Life Insurance Company hereby represents that the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

                             SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Separate Account B, has duly caused this Amendment to Registration Statement to be signed on its behalf in the City of West Chester, Commonwealth of Pennsylvania, on the 28th day of October, 2002.


                                      SEPARATE ACCOUNT B
                                       (Registrant)

                                 By:  GOLDEN AMERICAN LIFE
                                      INSURANCE COMPANY
                                      (Depositor)

                                By:
                                     --------------------
                                     Keith Gubbay*
                                     President


Attest: /s/ Linda E. Senker
        ------------------------
         Linda E. Senker
         Vice President and Associate
         General Counsel of Depositor

As required by the Securities Act of 1933, this Amendment to Registration Statement has been signed by the following persons in the capacities indicated on October 28, 2002.

Signature                     Title
---------                     -----

                             President
--------------------
Keith Gubbay*


                DIRECTORS OF DEPOSITOR



----------------------
Thomas J. McInerney*


----------------------
Chris D. Schreier*


----------------------
Mark A. Tullis*


----------------------
P. Randall Lowery*


Attest: /s/ Linda E. Senker
        ------------------------
         Linda E. Senker
         Vice President and Associate
         General Counsel of Depositor

*Executed by Linda E. Senker on behalf of those indicated pursuant to Power of Attorney.

                                  EXHIBIT INDEX

ITEM      EXHIBIT                                                PAGE #
----      -------                                                ------

(4)(h)   Minimum Guaranteed Income Benefit Rider (REV)           EX-99.B4H

(9) Opinion and Consent of Kimberly J. Smith - To be filed by Amendment.

(10)(a) Consent of Ernst & Young LLP, Independent Auditors - To be filed by Amendment.